COLUMBIA ASSET ALLOCATION FUND
                          COLUMBIA LARGE CAP GROWTH FUND
                          COLUMBIA DISCIPLINED VALUE FUND
                            COLUMBIA COMMON STOCK FUND
                           COLUMBIA SMALL CAP CORE FUND
                           COLUMBIA DIVIDEND INCOME FUND


  Supplement to the Statement of Additional Information dated February 1, 2006


At a meeting held on September 13, 2006, shareholders of Columbia Small Company Equity Fund (the "Fund") approved the reorganization of the Fund into Columbia Small Cap Growth Fund II (the "Reorganization"). The Reorganization took place on September 22, 2006. Accordingly, effective September 25, 2006, all references to the Fund in the Statement of Additional Information are removed.





INT-50/114007-0906                                             October 6, 2006

                            COLUMBIA TAX-EXEMPT FUND


                Supplement to the Prospectus dated March 27, 2006

                       Class A, Class B and Class C Shares


At a meeting held on September 6, 2006, shareholders of Columbia Tax-Exempt Insured Fund (the "Fund") approved the reorganization of the Fund into Columbia Tax-Exempt Fund (the "Reorganization"). The Reorganization took place on September 22, 2006. Accordingly, effective September 25, 2006, all references to the Fund in the Prospectus are removed.



INT-47/114106-0906                                              October 6, 2006

                            COLUMBIA TAX-EXEMPT FUND


   Supplement to the Statement of Additional Information dated March 27, 2006


At a meeting held on September 6, 2006, shareholders of Columbia Tax-Exempt Insured Fund (the "Fund") approved the reorganization of the Fund into Columbia Tax-Exempt Fund (the 'Reorganization"). The Reorganization took place on September 22, 2006. Accordingly, effective September 25, 2006, all references to the Fund in the Statement of Additional Information are removed.



INT-50/114107-0906                                              October 6, 2006